Document and Entity Information	May 10, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	360 Funds
Central Index Key	0001319067
Amendment Flag	false
Document Creation Date	May 10, 2018
Document Effective Date	May 10, 2018
Prospectus Date	Oct. 13, 2017